Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Federal Funds Sold, Securities Borrowed or Purchased Under Agreements to Resell and Short-term Borrowings [Abstract]
Federal Funds Sold Securities Borrowed Or Purchased Under Agreements To Resell And Short Term Borrowings
The table below presents federal funds sold or purchased, securities financing agreements, which include securities borrowed or purchased under agreements to resell and securities loaned or sold under agreements to repurchase, and short-term borrowings. The Corporation elects to account for certain securities financing agreements and short-term borrowings under the fair value option. For more information on the election of the fair value option, see Note 21 – Fair Value Option.

	2015		2014
(Dollars in millions)	Amount	Rate	Amount	Rate
Federal funds sold and securities borrowed or purchased under agreements to resell
At December 31	$192,482	0.44%	$191,823	0.47%
Average during year	211,471	0.47	222,483	0.47
Maximum month-end balance during year	226,502	n/a	240,122	n/a
Federal funds purchased and securities loaned or sold under agreements to repurchase
At December 31	174,291	0.82	201,277	0.98
Average during year	213,497	0.89	215,792	0.99
Maximum month-end balance during year	235,232	n/a	240,154	n/a
Short-term borrowings
At December 31	28,098	1.61	31,172	1.47
Average during year	32,798	1.49	41,886	1.08
Maximum month-end balance during year	40,110	n/a	51,409	n/a
n/a = not applicable

Offsetting Assets [Line Items]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The tables below present securities sold under agreements to repurchase and securities loaned by remaining contractual term to maturity and class of collateral pledged. Included in “Other” are transactions where the Corporation acts as the lender in a securities lending agreement and receives securities that can be pledged as collateral or sold. Certain agreements contain a right to substitute collateral and/or terminate the agreement prior to maturity at the option of the Corporation or the counterparty. Such agreements are included in the table below based on the remaining contractual term to maturity. At December 31, 2015, the Corporation had no outstanding repurchase-to-maturity transactions.

Remaining Contractual Maturity

	December 31, 2015
(Dollars in millions)	Overnight and Continuous	30 Days or Less	After 30 Days Through 90 Days	Greater than 90 Days (1)	Total
Securities sold under agreements to repurchase	$126,694	$86,879	$43,216	$27,514	$284,303
Securities loaned	39,772	363	2,352	2,288	44,775
Other	13,235	—	—	—	13,235
Total	$179,701	$87,242	$45,568	$29,802	$342,313

(1)	No agreements have maturities greater than three years.

Class of Collateral Pledged

	December 31, 2015
(Dollars in millions)	Securities Sold Under Agreements to Repurchase	Securities Loaned	Other	Total
U.S. government and agency securities	$142,572	$—	$27	$142,599
Corporate securities, trading loans and other	11,767	265	278	12,310
Equity securities	32,323	13,350	12,929	58,602
Non-U.S. sovereign debt	87,849	31,160	1	119,010
Mortgage trading loans and ABS	9,792	—	—	9,792
Total	$284,303	$44,775	$13,235	$342,313

Securities Loaned and Financial Assets Sold Under Agreements to Repurchase
Offsetting Liabilities [Line Items]
Offsetting Liabilities

Securities Financing Agreements

	December 31, 2015
(Dollars in millions)	Gross Assets/Liabilities	Amounts Offset	Net Balance Sheet Amount	Financial Instruments	Net Assets/Liabilities
Securities borrowed or purchased under agreements to resell (1)	$347,281	$(154,799)	$192,482	$(144,332)	$48,150

Securities loaned or sold under agreements to repurchase	$329,078	$(154,799)	$174,279	$(135,737)	$38,542
Other	13,235	—	13,235	(13,235)	—
Total	$342,313	$(154,799)	$187,514	$(148,972)	$38,542

	December 31, 2014
Securities borrowed or purchased under agreements to resell (1)	$316,567	$(124,744)	$191,823	$(145,573)	$46,250

Securities loaned or sold under agreements to repurchase	$326,007	$(124,744)	$201,263	$(164,306)	$36,957
Other	11,641	—	11,641	(11,641)	—
Total	$337,648	$(124,744)	$212,904	$(175,947)	$36,957

(1)	Excludes repurchase activity of $9.3 billion and $5.6 billion reported in loans and leases on the Consolidated Balance Sheet at December 31, 2015 and 2014.

Securities Borrowed and Securities Purchased Under Agreements to Resell
Offsetting Assets [Line Items]
Offsetting Assets

Securities Financing Agreements

	December 31, 2015
(Dollars in millions)	Gross Assets/Liabilities	Amounts Offset	Net Balance Sheet Amount	Financial Instruments	Net Assets/Liabilities
Securities borrowed or purchased under agreements to resell (1)	$347,281	$(154,799)	$192,482	$(144,332)	$48,150

Securities loaned or sold under agreements to repurchase	$329,078	$(154,799)	$174,279	$(135,737)	$38,542
Other	13,235	—	13,235	(13,235)	—
Total	$342,313	$(154,799)	$187,514	$(148,972)	$38,542

	December 31, 2014
Securities borrowed or purchased under agreements to resell (1)	$316,567	$(124,744)	$191,823	$(145,573)	$46,250

Securities loaned or sold under agreements to repurchase	$326,007	$(124,744)	$201,263	$(164,306)	$36,957
Other	11,641	—	11,641	(11,641)	—
Total	$337,648	$(124,744)	$212,904	$(175,947)	$36,957

(1)	Excludes repurchase activity of $9.3 billion and $5.6 billion reported in loans and leases on the Consolidated Balance Sheet at December 31, 2015 and 2014.